Lease - Sale and leaseback (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lease
Interest income from sale and leaseback agreement	¥ 3,091	¥ 37,961	¥ 62,285